Effect of changes and other accounting matters on insurance assets and liabilities	12 Months Ended
Dec. 31, 2019
Effect of changes and other accounting matters on insurance assets and liabilities
Effect of changes and other accounting matters on insurance assets and liabilities

B3     Effect of changes and other accounting matters on insurance assets and liabilities

The following matters are relevant to the determination of the 2019 results:

(a)	Asia insurance operations

In 2019, the  adjusted IFRS operating profit based on longer-term investment returns for Asia insurance operations includes a net credit of $142 million (2018: credit of $126 million; 2017: credit of $96 million) representing a small number of items that are not expected to reoccur, including the impact of a refinement to the run-off of the allowance for prudence within technical provisions.

(b)	US insurance operations

Changes in the policyholder liabilities held for variable and fixed index annuity guarantees are reported as part of non-operating profit and are as described in note B1.2.